Segment disclosure	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Segment disclosure [Text Block]

31. Segment disclosure

Following the acquisition of Barkerville in November 2019, the chief operating decision-maker organizes and manages the business under two operating segments: (i) acquiring and managing precious metal and other royalties, streams and similar interests, and (ii) the exploration, evaluation and development of mining projects. All of the Company's assets and revenues are attributable to the precious metal and other royalties, streams and similar interests operating segment, with the exception of mining interests, plant and equipment, and exploration and evaluation assets, which are attributable to the exploration and development of mining projects operating segment. Prior to the acquisition of Barkerville, the Company had only one operating segment, which was the acquiring and managing precious metal and other royalties, streams and similar interests. The comparative figures have been restated to conform to the actual segments.

Royalty, stream and other interests - Geographic revenues

All of the Company's revenues are attributable to the precious metal and other royalties, streams and similar interests operating segment.  Geographic revenues from the sale of metals and diamonds received or acquired from in-kind royalties, streams and other interests are determined by the location of the mining operations giving rise to the royalty, stream or other interest. For the years ended December 31, 2019 and 2018, royalty, stream and other interest revenues were mainly earned from the following jurisdictions:

	North America(i)	South America	Australia	Africa	Europe	Total
	$	$	$	$	$	$

2019

Royalties	93,092	330	59	3,665	-	97,146
Streams	21,588	11,849	2,005	-	7,535	42,976
Offtakes	252,476	-	-	-	-	252,477

	367,156	12,179	2,064	3,665	7,535	392,599

2018

Royalties	87,141	538	31	4,400	-	92,110
Streams	16,761	9,696	1,332	-	7,668	35,457
Offtakes	339,074	943	22,888	-	-	362,905

	442,976	11,177	24,251	4,400	7,668	490,472

	(i) 89% of revenues from North America were generated from Canada and the United States in 2019 (94% in 2018).

For the year ended December 31, 2019, one royalty interest generated revenues of $61.1 million ($58.5 million for the year ended December 31, 2018), which represented 44% of revenues (46% of revenues for the year ended December 31, 2018) (excluding revenues generated from the offtake interests).

For the year ended December 31, 2019, revenues generated from precious metals and diamonds represented 94% and 5%, respectively, of total revenues (84% and 13% excluding offtakes, respectively). For the year ended December 31, 2018, revenues generated from precious metals and diamonds represented 96% and 3%, respectively, of total revenues (85% and 11% excluding offtakes, respectively).

Royalty, stream and other interests - Geographic net assets

The following table summarizes the royalty, stream and other interests by country, as at December 31, 2019 and 2018, which is based on the location of the property related to the royalty, stream or other interests:

	North America(i)	South America	Australia	Africa	Asia	Europe	Total
	$	$	$	$	$	$	$

December 31, 2019

Royalties	560,246	31,657	9,961	10,488	-	15,215	627,567
Streams	194,344	198,021	2,435	-	28,963	59,401	483,164
Offtakes	6,689	-	8,282	-	4,810	-	19,781

	761,279	229,678	20,678	10,488	33,773	74,616	1,130,512

December 31, 2018

Royalties	643,193	27,133	10,002	12,180	-	15,215	707,723
Streams	269,257	181,681	3,524	-	85,544	66,404	606,410
Offtakes	58,145	-	8,904	-	33,486	-	100,535

	970,595	208,814	22,430	12,180	119,030	81,619	1,414,668

	(i) 96% of net interests from North America are located in Canada and the United States as at December 31, 2019 (97% as at December 31, 2018).

Exploration, evaluation and development of mining projects

The assets and expenses related to the exploration, evaluation and development of mining projects are almost exclusively located in Canada, and are detailed as follow as at and for the years ended December 31, 2019 and 2018:

	2019	2018
	$	$
Net assets (as at December 31)

Mining interests, plant and equipment	333,778	-
Exploration and evaluation assets	42,949	95,002
	376,727	95,002
Expenses (for the years ended December 31)

Exploration and evaluation	191	183
Impairment of exploration and evaluation assets	49,985	-
	50,176	183